REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Aspiriant Trust:

In planning and performing our audits of the financial
statements of the Aspiriant Trust, comprising the Aspiriant
Risk-Managed Equity Allocation Fund, Aspiriant Risk-Managed
Municipal Bond Fund, Aspiriant Defensive Allocation
Fund, and Aspiriant Risk-Managed Taxable Bond Fund
(collectively the Funds) as of and for the year ended
March 31, 2022, in accordance with the standards
of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds
internal control over financial reporting, including
controls over safeguarding securities, as a basis
for designing our auditing procedures for the purpose
of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing an
opinion on the effectiveness of the Funds internal
control over financial reporting. Accordingly, we
express no such opinion.The management of the Funds is
 responsible for establishing and maintaining
effective internal control over financial reporting.
In fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related costs
of controls. A funds internal control over financial
 reporting is a process designed to provide
reasonable assurance regarding the reliability
 of financial reporting and the preparation of
financial statements for external purposes in
accordance with generally accepted accounting principles.
A funds internal control
over financial reporting includes those policies
and procedures that (1)
pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect the
transactions and dispositions of the assets of the fund;
(2) provide reasonable assurance that transactions are
 recorded as necessary to permit preparation of financial
statements in accordance with generally accepted accounting
principles,
and that receipts and expenditures of the fund are
being made only
in accordance with authorizations of management and
trustees of
the fund; and (3) provide reasonable assurance regarding
prevention
or timely detection of unauthorized acquisition, use,
or disposition
 of a funds assets that could have a material effect on the
 financial statements.
Because of its inherent limitations, internal control
 over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to
the risk that controls may become inadequate because
of changes in conditions, or that the degree of compliance
 with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
 allow management or employees, in the normal course of
 performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or a combination of deficiencies,
in internal control over financial reporting, such that
 there is a reasonable possibility that a material
misstatement of the funds annual or interim financial
 statements will not be prevented or detected on a
timely basis.Our consideration of the Funds internal
control over financial reporting was for the limited
 purpose described in the first paragraph and would
not necessarily disclose all deficiencies in internal
 control that might be material weaknesses under
standards established by the PCAOB. However, we
noted no deficiencies in the Fund internal control
 over financial reporting and its operation,
including controls for safeguarding securities,
that we consider to be a material weakness, as
 defined above, as of March 31, 2022.
This report is intended solely for the
 information and use of management and the
Board of Trustees of the Aspiriant Trust and
 the Securities and Exchange Commission and is not
intended to be and should not be used by anyone
 other than these specified parties.
/s/ Deloitte & Touche LLP
Milwaukee, WI
May 27, 2022